Exhibit 99.11

Angel Oak Mortgage Trust I, LLC 2017-2

Mortgage-Backed Certificates, Series 2017-2

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Angel Oak Real Estate Investment Trust I

Angel Oak Mortgage Trust I, LLC

19 June 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Angel Oak Real Estate Investment Trust I

Angel Oak Mortgage Trust I, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, Georgia 30305

Re:	Angel Oak Mortgage Trust I, LLC 2017-2 (the “Trust”)
Mortgage-Backed Certificates, Series 2017-2 (the “Certificates”)
Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Angel Oak Real Estate Investment Trust I (the “Sponsor”), Angel Oak Mortgage Trust I, LLC (the “Depositor”) and Nomura Securities International, Inc. (“Nomura,” together with the Sponsor and Depositor, the “Specified Parties”) solely to assist the Depositor in evaluating the accuracy of certain information with respect to a pool of fixed and adjustable-rate mortgage loans primarily secured by first liens on one-to-four family residential properties (the “Mortgage Loans”) relating to the Trust’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “AOMT 2017-2 Loan list with file location.xlsx” (the “Loan Listing Data File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “Loan Numbers”) corresponding to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,

ii.	Labeled “ASF Tape 6.2.17.xls” and the corresponding record layout and decode information (the “Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Preliminary Mortgage Loans as of 1 June 2017 (the “Cut-off Date”) and

a. (continued)

iii.	Labeled “Mapping file based on the random sample.xlsx” (the “Loan Number Mapping File”) that the Sponsor, on behalf of the Depositor, indicated contains an additional list of identification numbers (the “Angel Oak Loan Numbers”) corresponding to the Loan Numbers of the Preliminary Mortgage Loans,

b.	Imaged copies of the:

i.	Promissory note (the “Note”),

ii.	Loan application (the “Application”),

iii.	Credit risk summary and exception approval (the ”Credit Risk Summary”),

iv.	Appraisal report (the “Appraisal”),

v.	Underwritten summary (the “UW Summary”),

vi.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement,” together with the Note, Application, Credit Risk Summary, Appraisal and UW Summary, the “Source Documents”)

relating to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which are shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Loan Listing Data File, Base Preliminary Data File, Loan Number Mapping File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and calculation methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Base Preliminary Data File or Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Loan Listing Data File, Loan Number Mapping File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

19 June 2017

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 266 Preliminary Mortgage Loans from the Loan Listing Data File (the “Sample Mortgage Loans”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Mortgage Loans they instructed us to select from the Loan Listing Data File.

2.	For each Preliminary Mortgage Loan on the Loan Listing Data File and Base Preliminary Data File, we compared the Loan Number, as shown on the Loan Listing Data File, to the corresponding Loan Number, as shown on the Base Preliminary Data File, and noted that:

a.	All of the Preliminary Mortgage Loans were included on both the Loan Listing Data File and Base Preliminary Data File and

b.	No mortgage loans other than the Preliminary Mortgage Loans were included on the Loan Listing Data File or Base Preliminary Data File.

3.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Mortgage Loan on the Base Preliminary Data File with the corresponding Angel Oak Loan Number on the Loan Number Mapping File.

The Base Preliminary Data File, as appended, is hereafter referred to as the “Preliminary Data File.”

4.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the information, instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 6

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)
Loan Number	Loan Number	Note	i.
Original principal balance	Original Loan Amount	Note
Original interest rate	Original Interest Rate	Note
First payment date	First Payment Date of Loan	Note
Property state	State	Note
Property zip code	Zip	Note	ii.
Original term	Original Term to Maturity	(a) Note, (b) Note and recalculation or (c) Settlement Statement	iii.
Original interest only term	Original Interest Only Term	(a) Note or (b) Note and recalculation	xv.
Index description	Index Type	Note
Gross margin	Gross Margin	Note	iv.
Initial fixed rate period	Initial Fixed Rate Period	(a) Note or (b) Note and recalculation	iv., v.
Subsequent interest rate reset period	Subsequent Interest Rate Reset Period	Note	iv.
Initial interest rate cap change up	Initial Interest Rate Cap Change Up	Note and recalculation	iv., vi.
Initial interest rate cap change down	Initial Interest Rate Cap Change Down	Note and recalculation	iv., vii.
Subsequent interest rate change up	Subsequent Interest Rate Change Up	Note	iv.
Subsequent interest rate change down	Subsequent Interest Rate Change Down	Note	iv.
Minimum interest rate	Lifetime Maximum Rate Floor	Note or Settlement Statement	iv., viii., ix.
Maximum interest rate	Lifetime Maximum Rate Ceiling	Note or Settlement Statement	iv., ix.
Occupancy status	Occupancy	Application
Property type	Property Type	Appraisal	x.
Appraisal value	Original Appraised Property Value	Appraisal	xi.
Sale price (if applicable)	Sales Price	Settlement Statement or UW Summary	xii.
Loan purpose	Loan Purpose	(a) Application and Settlement Statement, (b) Settlement Statement and Credit Risk Summary, (c) Note, Settlement Statement and recalculation or (d) UW Summary	xiii.
Original loan-to-value ratio	Original LTV	Recalculation	xiv.

Notes:

i.	For identification purposes only.

Exhibit 1 to Attachment A Page 2 of 6

ii.	For the purpose of comparing the property zip code Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to compare only the first five left-most digits of the property zip code, as shown on the Preliminary Data File, to the corresponding information on the Note.

iii.	For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loan with Angel Oak Loan Number 201138098) that does not have the original term specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to calculate the original term of each Sample Mortgage Loan as the sum of:

(a)	The difference in months between the maturity date and first payment date, both as shown on the Note, and

(b)	1.

For the purpose of comparing the original term Sample Characteristic for the Sample Mortgage Loan with Angel Oak Loan Number 201138098, the Sponsor, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document.

iv.	For the purpose of comparing the gross margin, initial fixed rate period, susbsequent interest rate reset period, initial interest rate cap change up, initial interest rate cap change down, subsequent interest rate change up, subsequent interest rate change down, minimum interest rate and maximum interest rate Sample Characteristics (collectively, the “ARM Sample Characteristics”) for each Sample Mortgage Loan with a gross margin value greater than “0.000(%),” as shown on the Note (each, an “ARM Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the indicated Source Document(s) (and in accordance with notes v., vi., vii., viii. and ix., as applicable).

Exhibit 1 to Attachment A

Notes: (continued)

iv. (continued)

For the purpose of comparing the ARM Sample Characteristics for each Sample Mortgage Loan that is not an ARM Sample Mortgage Loan (each, a “FRM Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use “0.000(%)” or ”0(month),” as applicable, for the ARM Sample Characteristics.

v.	For the purpose of comparing the intial fixed rate period Sample Characteristic for each ARM Sample Mortgage Loan that does not have the intial fixed rate period specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to calculate the intial fixed rate period of each ARM Sample Mortgage Loan as the sum of:

(a)	The difference in months between the first rate change date and first payment date, both as shown on the Note, and

(b)	1.

vi.	For the purpose of comparing the initial interest rate cap change up Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change up as the difference between the:

(a)	Initial rate adjustment maximum interest rate and

(b)	Original interest rate,

both as shown on the Note.

vii.	For the purpose of comparing the initial interest rate cap change down Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change down as the maximum of:

(a)	The difference between the:

(1)	Original interest rate and

(2)	Initial rate adjustment minimum interest rate,

both as shown on the Note,

and

(b)	0.000(%).

viii.	For the purpose of comparing the minimum interest rate Sample Characteristic for each ARM Sample Mortgage Loan that does not have the minimum interest rate specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to use the gross margin, as shown on the Note, as the minimum interest rate.

Exhibit 1 to Attachment A

Notes: (continued)

ix.	For the purpose of comparing the minimum interest rate and maximum interest rate Sample Characteristics for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document (and in accordance with the instructions described in note viii., as applicable). We performed no procedures to reconcile any differences that may exist between various Source Documents for the minimum interest rate and maximum interest rate Sample Characteristics.

x.	For the purpose of comparing the property type Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal as the Source Document.

With respect to certain Sample Mortgage Loans, the Appraisal contains conflicting information relating to the property type. For these Sample Mortgage Loans, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File for a Sample Mortgage Loan agreed with any of the information on the Appraisal. We performed no procedures to reconcile any conflicting information which exists on the Appraisal for the property type Sample Characteristic.

xi.	For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more Appraisals. For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan that has more than one Appraisal (except for the Sample Mortgage Loans with Angel Oak Numbers 201236150, 201236152, 201287947, 201643608, 201716027, 201743997 and 201829568), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the earliest date as the Source Document.

For the purpose of comparing the appraisal value Sample Characteristic for Sample Mortgage Loans with Angel Oak Numbers 201236150, 201236152, 201287947, 201643608, 201716027, 201743997 and 201829568, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

xii.	For the purpose of comparing the sale price (if applicable) Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loan with Angel Oak Loan Number 201652583), the Sponsor, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document.

For the purpose of comparing the sale price (if applicable) Sample Characteristic for the Sample Mortgage Loan with Angel Oak Loan Number 201652583, the Sponsor, on behalf of the Depositor, instructed us to use the UW Summary as the Source Document.

xiii.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”) (except for the Purchase Sample Mortgage Loan with Angel Oak Loan Number 201744079), the Sponsor, on behalf of the Depositor, instructed us to use the Application and Settlement Statement as the Source Documents.

For the purpose of comparing the loan purpose Sample Characteristic for the Purchase Sample Mortgage Loan with Angel Oak Loan Number 201744079, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose value of “Other-than-first-time Home Purchase” if:

(a)	The sale price (if applicable) is greater than $0.00, as shown on the Settlement Statement and

(b)	The borrower had any foreclosure event in the 24 months, as shown on the Credit Risk Summary.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (except for the Sample Mortgage Loan with Angel Oak Loan Number 201652583), the Sponsor, on behalf of the Depositor, instructed us to use the cash to borrower, as shown on the Settlement Statement, as the “Amount Borrower.”

For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (except for the Sample Mortgage Loan with Angel Oak Loan Number 201652583), the Sponsor, on behalf of the Depositor, instructed us to consider the loan purpose as:

(a)	“Rate/Term Refinance” if the Amount to Borrower is less than or equal to the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note, or

(b)	“Cash-Out Refinance” if the Amount to Borrower is greater than the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note.

For the purpose of comparing the loan purpose Sample Characteristic for the Sample Mortgage Loan with Angel Oak Loan Number 201652583, the Sponsor, on behalf of the Depositor, instructed us to use the UW Summary as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

xiv.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to calculate the original loan-to-value ratio by:

(a)	Dividing:

(1)	The original principal balance, as shown on the Note, by

(2)	Either:

(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with note xi.), and (B) the sale price (if applicable), as shown on the Settlement Statement or UW Summary (and in accordance with note xii.), or

(ii)	In the case of a Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan, the appraisal value, as shown on the Appraisal (and in accordance with note xi.), and

(b)	Multiplying the value calculated in (a) above by 100 and

Rounding the value calculated in (b) above to the third decimal place (xx.xxx%).

xv.	For the purpose of comparing the original interest only term Sample Characteristic for each Sample Mortgage Loan having an the original interest only term expressed in years, as shown on the Note, the Sponsor, on behalf of the Depositor, instructed us to calculate the original interest only term for each Sample Mortgage Loan as the product of:

(a)	The original interest only term, as shown on the Note, and

(b)	12.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information, instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

200382085	Property type	Single Family Detached (non-PUD)	2 Family

200984880	Appraisal value	$1,275,000.00	$1,299,000.00

201054725	Loan purpose	Rate/Term Refinance	Other-than-first-time Home Purchase

201106404	Appraisal value	$143,400.00	$155,000.00

	Loan purpose	Rate/Term Refinance	Other-than-first-time Home Purchase

201138098	Property type	Single Family Detached (non-PUD)	PUD

201150979	Loan purpose	Rate/Term Refinance	Other-than-first-time Home Purchase

201150988	Initial interest rate cap change down	2.000%	1.751%

201150991	Property type	Single Family Detached (non-PUD)	PUD

201150999	Appraisal value	$475,000.00	$490,000.00

201151007	Initial interest rate cap change down	2.000%	1.001%

	Loan purpose	Rate/Term Refinance	Other-than-first-time Home Purchase

201161918	First payment date	01/01/2017	02/01/2017

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

201161923	Initial interest rate cap change down	2.000%	0.625%

	Loan purpose	Rate/Term Refinance	Other-than-first-time Home Purchase

201161924	Initial interest rate cap change down	2.000%	1.375%

201161926	Initial interest rate cap change down	2.000%	1.500%

201161929	Initial interest rate cap change down	1.750%	0.375%

201161931	Initial interest rate cap change down	2.000%	1.250%

201161934	Initial interest rate cap change down	0.875%	0.000%

201161941	Initial interest rate cap change down	2.000%	1.875%

201161950	Initial interest rate cap change down	2.000%	1.376%

201161952	Initial interest rate cap change down	0.875%	0.000%

201161955	Original loan-to-value ratio	57.960%	57.955%

201161957	Initial interest rate cap change down	2.000%	1.751%

201233572	Initial interest rate cap change down	2.000%	0.380%

	Loan purpose	Rate/Term Refinance	Other-than-first-time Home Purchase

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

201234819	Initial interest rate cap change down	1.500%	0.625%

201234823	Initial interest rate cap change down	1.249%	0.374%

201236140	Initial interest rate cap change down	2.000%	1.250%

201236156	Initial interest rate cap change down	2.000%	1.375%

201236157	Initial interest rate cap change down	1.750%	0.751%

201244758	Initial interest rate cap change down	1.500%	0.625%

201246906	Initial interest rate cap change down	1.500%	0.625%

201246909	Initial interest rate cap change down	1.125%	0.250%

201246918	Initial interest rate cap change down	1.875%	1.000%

201246919	Initial interest rate cap change down	1.500%	2.000%

	Minimum interest rate	6.365%	5.000%

201260176	Initial interest rate cap change down	1.999%	1.000%

	Property type	Condo, Low Rise (4 or fewer stories)	Single Family Detached (non-PUD)

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

201260180	Initial interest rate cap change down	1.750%	0.751%

201287947	Initial interest rate cap change down	2.000%	1.625%

201287956	Property type	Single Family Detached (non-PUD)	2 Family

201287965	Initial interest rate cap change down	2.000%	1.375%

201287966	Initial interest rate cap change down	1.750%	0.500%

201313789	Initial interest rate cap change down	2.000%	0.875%

201313791	Initial interest rate cap change down	2.000%	1.375%

201395086	Initial interest rate cap change down	2.000%	1.000%

201395089	Initial interest rate cap change down	2.000%	0.875%

201395090	Initial interest rate cap change down	2.000%	0.875%

201395097	Initial interest rate cap change down	2.000%	1.375%

201395110	Property type	1 Family Attached	4 Family

201395114	Initial interest rate cap change down	2.000%	1.870%

	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

201395117	Initial interest rate cap change down	2.000%	1.875%

201395118	Property type	Single Family Detached (non-PUD)	2 Family

201489089	Property type	PUD	Single Family Detached (non-PUD)

	Appraisal value	$348,500.00	$353,000.00

201489101	Loan purpose	Rate/Term Refinance	First Time Home Purchase

201489102	Initial interest rate cap change down	1.625%	0.750%

201489105	Initial interest rate cap change down	2.000%	0.750%

201489111	Initial interest rate cap change down	2.000%	0.875%

201489116	Initial interest rate cap change down	2.000%	1.251%

201491244	Initial interest rate cap change down	2.000%	1.000%

201491254	Initial interest rate cap change down	2.000%	1.125%

201491258	Initial interest rate cap change down	2.000%	1.876%

201491259	Initial interest rate cap change down	2.000%	1.000%

201609582	Loan purpose	Rate/Term Refinance	Other-than-first-time Home Purchase

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

201609683	Property type	1 Family Attached	2 Family

201609694	Gross margin	5.000%	4.000%

	Minimum interest rate	5.000%	4.000%

201609697	Initial interest rate cap change down	2.000%	0.625%

201609698	Initial interest rate cap change down	2.000%	1.500%

201612203	Initial interest rate cap change down	2.000%	1.251%

201634718	Loan purpose	Rate/Term Refinance	Other-than-first-time Home Purchase

201634719	Loan purpose	Rate/Term Refinance	Other-than-first-time Home Purchase

201634731	Loan purpose	Rate/Term Refinance	Other-than-first-time Home Purchase

201641727	Loan purpose	Rate/Term Refinance	Other-than-first-time Home Purchase

201641729	Appraisal value	$365,000.00	$384,000.00

	Original loan-to-value ratio	75.000%	71.289%

201652875	Property type	Single Family Detached (non-PUD)	PUD

201679664	Property type	Single Family Detached (non-PUD)	2 Family

201679694	Original loan-to-value ratio	55.310%	55.313%

201707810	Property type	Single Family Detached (non-PUD)	2 Family

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

201716018	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

201744006	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

201793344	Property type	1 Family Attached	4 Family

201793364	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

201829569	Original principal balance	$349,361.10	$349,361.00

201829575	Loan purpose	Cash-Out Refinance	Rate/Term Refinance

201829577	Property type	1 Family Attached	2 Family

201829581	Property type	Single Family Detached (non-PUD)	4 Family

201829582	Property type	Single Family Detached (non-PUD)	4 Family

201829584	Property type	Single Family Detached (non-PUD)	4 Family

201829593	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

900010437	Appraisal value	$92,000.00	$96,000.00

	Original loan-to-value ratio	80.000%	76.667%